Inventories, net (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Inventories, net
Raw materials	$ 903,887	$ 1,070,837
Packaging materials	58,719	56,723
Finished goods	4,352,846	243,980
Inventory	5,315,452	1,371,540
Less: allowance for inventory reserve	0	0
Inventory, net	$ 5,315,452	$ 1,371,540